SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

12.         SHARE-BASED COMPENSATION

Share incentive plan

In May 2018, the shareholders and board of directors of the Company adopted the Share Incentive Plan (the “2018 plan”) for the granting of share options and restricted share units to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service. Under the 2018 plan, the maximum aggregate number of shares which may be issued is 25,336,096 ordinary shares, plus an annual increase equal to 1.0% of the total number of the then issued and outstanding shares. The share options expire 10 years from the date of grant.

The Company’s board of directors and shareholders approved the 2019 Share Incentive Plan (the “2019 Plan”) and amended it in August 2020, for the granting of share options and restricted share units to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service. Under the 2019 plan, the maximum aggregate number of shares which may be issued is 17,547,567 ordinary shares, and may increase annually by an amount up to 1.0% of the total number of ordinary shares then issued and outstanding commencing with the first fiscal year beginning January 1, 2021 or such fewer amount as determined by the board of directors. The share options and restricted share units expire 10 years from the date of grant.

Stock options

On May 20 and November 20, 2018, and May 20, 2020, and November 20, 2021 the Company granted 24,627,493, 690,023, 3,514 and 2,400 stock options, respectively, with an exercises price of US$0.00001 per share to certain employees, directors and officers. The stock options shall vest over a period from immediate to 4 years. The grant date fair value per option was RMB 48.64, RMB 60.77, RMB 32.02 and RMB 64.46, respectively.

On November 2021, the compensation committee of the board of directors of the Company approved to convert the form of 10,264,366 outstanding restricted share units into stock options to purchase the same number of shares as represented by the restricted share units with an exercises price of US$0.00001 per share. This conversion did not affect the fair value of the awards immediately before and after the modification as the exercise price is nominal. In addition, there were no other changes to the awards including the vesting conditions and classification. Accordingly, modification accounting is not required and the cost will continue to be recognized based on the grant date fair-value-based measure.

12.          SHARE-BASED COMPENSATION – continued

Share incentive plan - continued

Stock options - continued

The Group used the Black-Scholes option pricing model to estimate the fair value of options granted, with the following assumptions used.

Year ended,
December 31, 2021
Risk-free rate of interest	2.76%
Estimated volatility rate	67.27%
Dividend yield	5.10%
Expected life (years)	5.00
Exercise price	USD 0.00001

The risk-free rate of interest is based on the yield to maturity of China government bonds with a maturity period close to the expected term of the options. The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical share price volatility of comparable companies over a period comparable to the expected term of the options. The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options. The Group did not have sufficient historical share option exercise experience, it estimated the expected term average based on a consideration of factors including contractual term and vesting period. The closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

A summary of option activity during period from January 1, 2022 to June 30, 2022 is as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contract Life	Intrinsic Value
		USD	Years	RMB
Options outstanding at January 1, 2022	12,945,337	0.00001	8.03	945,786
Options forfeited in 2022	(755,190)	0.00001	7.75	(43,756)
Options exercised in 2022	(1,584,034)	0.00001	6.03	(91,779)
Options outstanding at June 30, 2022	10,606,113	0.00001	7.75	614,518
Options exercisable at June 30, 2022	3,002,620	0.00001	6.65	173,972
Options vested or expected to be vested at June 30, 2022	10,606,113	0.00001	7.75	614,518

As of June 30, 2022, there was RMB 211,281 of unrecognized compensation cost related to share options that are expected to be recognized over a weighted-average vesting period of 1.22 years.

12.          SHARE-BASED COMPENSATION – continued

Share incentive plan - continued

Restricted Share Units

A summary of the restricted share units for the six months ended June 30, 2022 was stated below:

		Weighted-Average
	Number of	Grant-Date
	Restricted Share Units	Fair Value
Outstanding at January 1, 2022	6,961,446	52.38
Granted	258,500	43.43
Forfeited	(260,238)	65.41
Vested	(388,702)	66.59
Outstanding at June 30, 2022	6,571,006	50.52

The restricted share units granted shall vest in accordance with contractual schedules over a period from three to five years. The fair value of the restricted share units was determined by the closing sales price of the shares on the grant date, adjusted by the present value of expected dividends to be paid during the vesting period. The total fair value of the restricted share units vested for the six months ended June 30, 2022 was RMB 25,885. As of June 30, 2022, there was RMB 253,248 of unrecognized compensation cost related to restricted share units that are expected to be recognized over a weighted-average vesting period of 1.37 years.

The Company recognizes the compensation costs on a straight-line basis over the requisite service period of the award, which is generally the vesting period. Total share-based compensation expense of share-based awards granted to employees and directors was as follows:

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Facilitation, origination and servicing expenses	30,893	34,704
Sales and marketing expenses	5,565	525
General and administrative expenses	90,372	63,604
Total	126,830	98,833